Fair value measurements - Impact of changes in its own creditworthiness on certain financial liabilities (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Fair Value Disclosures [Abstract]
Changes recognized as a credit (debit) to other comprehensive income	¥ 25	¥ (3)
Credit (debit) Amounts reclassified to earnings	(1)	0
Cumulative credit (debit) balance recognized in accumulated other comprehensive income	¥ 32	¥ 7